Paras Madho
Director
Securities Operations

NYSE Group

07054716

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERT NYS

1-13561

May 22, 2007

RECD S.E.C.
MAY 2 2 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 0 5 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ENTERTAINMENT PROPERTIES TRUST, 7.375% Series D Cumulative Redeemable Preferred Shares, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 22, 2007. Tentative listing date – May 25, 2007.

Sincerely,

END